Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

September 8, 2026

VIA EDGAR TRANSMISION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Fund UL for Variable Life Insurance
File No. 811-03927

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2026 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse
Fund UL for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule
30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain funds of Franklin Templeton Variable Insurance Products
Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No.
 811-05583.

The Semi-Annual Report for the Goldman Sachs Strategic Growth Fund of Goldman Sachs
Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No.
 0001046292, File No. 811-08361.

The Semi-Annual Report for the Janus Henderson Enterprise Portfolio of Janus Aspen Series is
incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain funds of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-Annual Report for the Western Asset Core Plus VIT Portfolio of Legg Mason Partners
Variable Income Trust is incorporated by reference as filed on Form N-CSRS, CIK No.
0000874835, File No. 811-06310.

The Semi-Annual Reports for certain funds of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000914036, File No. 811-08090.

The Semi-Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Report for the Contrafund® Portfolio of Variable Insurance Products Fund II is
incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is
incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Report for The Merger Fund VL of Virtus Variable Insurance Funds is
incorporated by reference as filed on Form N-CSRS, CIK No. 0001208133, File No. 811-21279.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company

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